HELD FOR SALE (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Accounts receivable, net of allowance of $103 and $123 as of March 31, 2023 and December 31, 2022, respectively	$ 24,753	$ 46,565	$ 57,980
Inventory	15,802	18,556	17,217
Prepaid expenses and other current assets	17,907	17,289	18,833
Total current assets	74,370	89,697	157,152
Property, plant and equipment, net	5,972	7,351	7,741
Goodwill		13,641	13,641
Intangible assets, net		5,302	6,438
Right-of-use assets, net	4,230	5,697	6,585
Other non-current assets	20,160	3,407	3,942
Total assets	125,523	125,095	195,499
Current liabilities:
Accounts payable	16,957	26,173	29,709
Accrued expenses and other current liabilities	30,401	32,243	26,967
Deferred revenue	1,957	2,892	2,902
Total current liabilities	201,731	198,671	73,617
Other long-term liabilities	6,408	7,223	20,924
Total liabilities	225,433	205,894	211,751
Total liabilities and stockholders’ deficit	125,523	125,095	$ 195,499
Mimosa [Member]
Current assets:
Accounts receivable, net of allowance of $103 and $123 as of March 31, 2023 and December 31, 2022, respectively	7,420	7,413
Inventory	4,941	3,759
Prepaid expenses and other current assets	231	410
Total current assets	12,592	11,582
Property, plant and equipment, net	1,084	1,107
Goodwill	13,641	13,641
Intangible assets, net	5,113	5,302
Right-of-use assets, net	845	916
Other non-current assets	108	109
Total assets	33,383	32,657
Current liabilities:
Accounts payable	10,105	5,545
Accrued expenses and other current liabilities	1,587	1,517
Deferred revenue	271	253
Total current liabilities	11,963	7,315
Other long-term liabilities	17,294	21,103
Total liabilities	29,257	28,418
Total liabilities and stockholders’ deficit	$ 33,383	$ 32,657